Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 112,463	$ 195,054	$ 189,374
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	7,743	7,499	5,694
Increase (decrease) in:
Accrued expenses	(5,108)	2,097	(4,491)
Total adjustments	257,417	167,753	127,255
Net cash provided by operating activities	369,880	362,807	316,629
Cash flows from investing activities:
Net cash provided by investing activities	(303,549)	(599,097)	(584,480)
Cash flows from financing activities:
Purchase of treasury shares	(9,149)
Dividends paid	(94,079)	(106,648)	(104,199)
Net cash (used in) provided by financing activities	(57,564)	223,246	287,992
Effect of exchange rate changes	(240)	(112)	(45)
Net increase (decrease) in cash and cash equivalents	8,527	(13,156)	20,096
Cash and cash equivalents, beginning of the year	107,067	120,223	100,127
Cash and cash equivalents, end of the year	115,594	107,067	120,223
Parent Company
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	112,463	195,054	189,374
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(115,861)	(199,232)	(193,222)
Dividends received from subsidiaries	100,000	99,500	98,000
Share-based compensation	7,743	7,499	5,694
Decrease (increase) in:
Prepaid expenses	16	(4)	52
Increase (decrease) in:
Accrued expenses	454	(71)	335
Total adjustments	(7,648)	(92,308)	(89,141)
Net cash provided by operating activities	104,815	102,746	100,233
Cash flows from investing activities:
Increase in investments in subsidiaries, net	233	112	46
Net cash provided by investing activities	233	112	46
Cash flows from financing activities:
Purchase of treasury shares	(9,149)
Issuance of common shares upon exercise of share options	301	2,497	3,617
Issuance of common shares in public offering	0	0	0
Dividends paid	(94,079)	(106,648)	(104,199)
Due from affiliates, net	585	2,892	(2,451)
Net cash (used in) provided by financing activities	(102,342)	(101,259)	(103,033)
Effect of exchange rate changes	(240)	(112)	(45)
Net increase (decrease) in cash and cash equivalents	2,466	1,487	(2,799)
Cash and cash equivalents, beginning of the year	2,743	1,256	4,055
Cash and cash equivalents, end of the year	$ 5,209	$ 2,743	$ 1,256